Summary of Contractual Maturities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Retail
Contractual Maturities [Line Items]
2015	¥ 3,504,299
2016	2,564,973
2017	2,006,001
2018	1,331,172
2019	729,361
Thereafter	387,558
Financing Receivable, Gross , Total	10,523,364
Finance leases
Contractual Maturities [Line Items]
2015	293,305
2016	208,337
2017	155,049
2018	90,518
2019	26,438
Thereafter	8,089
Financing Receivable, Gross , Total	781,736
Wholesale and other dealer loans
Contractual Maturities [Line Items]
2015	2,122,078
2016	213,961
2017	181,513
2018	142,485
2019	123,937
Thereafter	91,676
Financing Receivable, Gross , Total	¥ 2,875,650